Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Assets pledged

(in thousands of $)	December 31, 2024	December 31, 2023

Book value of vessels secured against long-term debt	852,979	428,617
Book value of newbuildings secured against long-term debt	—	132,646
Total	852,979	561,263

Contingencies

We may, from time to time, be involved in legal proceedings and claims that arise in the ordinary course of business. A contingent liability will be recognized in the financial statements only where we believe that a liability will be probable and for which the amounts are reasonably estimable, based upon the facts known prior to the issuance of the financial statements.